Financial Instrument Risk Management - Maturity Analysis, Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	$ 41,323	$ 40,331
Contractual capital commitments	4,857	4,909
Financial liabilities	21,287	18,902
Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	24,216	22,559
Contractual capital commitments	1,242	39
1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	3,957	4,263
Contractual capital commitments	985	1,199
3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,859	2,826
Contractual capital commitments	576	915
Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	10,291	10,683
Contractual capital commitments	2,054	2,756
Investment contract liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	11,613	11,415
Investment contract liabilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	6,157	5,728
Investment contract liabilities | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,351	2,518
Investment contract liabilities | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,413	1,442
Investment contract liabilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,692	1,727
Senior debentures and unsecured financing
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,708	2,936
Senior debentures and unsecured financing | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,133	2,347
Senior debentures and unsecured financing | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	28	28
Senior debentures and unsecured financing | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	28	28
Senior debentures and unsecured financing | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	519	533
Subordinated debt
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	8,509	8,360
Subordinated debt | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	225	204
Subordinated debt | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	451	410
Subordinated debt | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	585	554
Subordinated debt | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	7,248	7,192
Bond repurchase agreements
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,840	2,705
Bond repurchase agreements | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,840	2,705
Bond repurchase agreements | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Bond repurchase agreements | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Bond repurchase agreements | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	10,085	8,665
Accounts payable and accrued expenses | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	10,085	8,665
Accounts payable and accrued expenses | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Lease liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,056	1,269
Lease liabilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	166	188
Lease liabilities | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	262	319
Lease liabilities | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	207	228
Lease liabilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	421	534
Secured borrowings from mortgage securitization
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,981	2,286
Secured borrowings from mortgage securitization | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	461	306
Secured borrowings from mortgage securitization | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	758	885
Secured borrowings from mortgage securitization | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	382	560
Secured borrowings from mortgage securitization | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	380	535
Borrowed funds
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	405	365
Borrowed funds | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	23	86
Borrowed funds | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	107	103
Borrowed funds | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	244	14
Borrowed funds | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	31	162
Credit facilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,126	2,330
Credit facilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,126	2,330
Credit facilities | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Credit facilities | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Credit facilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Contractual loans, equities and mortgages
Disclosure of financial liabilities [line items]
Contractual capital commitments	4,857	4,909
Contractual loans, equities and mortgages | Due in 1 year or less
Disclosure of financial liabilities [line items]
Contractual capital commitments	1,242	39
Contractual loans, equities and mortgages | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Contractual capital commitments	985	1,199
Contractual loans, equities and mortgages | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Contractual capital commitments	576	915
Contractual loans, equities and mortgages | Over 5 Years
Disclosure of financial liabilities [line items]
Contractual capital commitments	$ 2,054	$ 2,756